Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Mezzanine Equity [Member] Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]	Mezzanine Equity [Member]	Preferred Stock [Member] Maxim [Member]	Preferred Stock [Member] Warrants Issued With the 2018 Common Stock Offering [Member]	Preferred Stock [Member] Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]	Preferred Stock [Member]	Common Stock [Member] Crede [Member]	Common Stock [Member] Maxim [Member]	Common Stock [Member] Warrants Issued With the 2018 Common Stock Offering [Member] [1]	Common Stock [Member] Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member] [1]	Common Stock [Member]		Additional Paid-in Capital [Member] Crede [Member]	Additional Paid-in Capital [Member] Maxim [Member]	Additional Paid-in Capital [Member] Warrants Issued With the 2018 Common Stock Offering [Member]	[1]	Additional Paid-in Capital [Member] Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]	[1]	Additional Paid-in Capital [Member]		Retained Earnings [Member] Maxim [Member]	Retained Earnings [Member] Warrants Issued With the 2018 Common Stock Offering [Member]	Retained Earnings [Member] Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]	Retained Earnings [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member] Warrants Issued With the 2018 Common Stock Offering [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member] Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Crede [Member]	Noncontrolling Interest [Member] Maxim [Member]	Noncontrolling Interest [Member] Warrants Issued With the 2018 Common Stock Offering [Member]	Noncontrolling Interest [Member] Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member] Maxim [Member]	AOCI Attributable to Parent [Member]	Crede [Member]	Maxim [Member]	Warrants Issued With the 2018 Common Stock Offering [Member]	Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]	Total
Balance (in shares) at Dec. 31, 2017						100,000,000					446,180,000
Balance at Dec. 31, 2017						$ 1					$ 4								$ 402,729					$ (296,645)								$ 1,185							$ 107,274
Net income (loss)																								(6,624)								5							(6,619)
Issuance of stock (in shares)							402,500	112,717
Issuance of stock							$ 4	$ 1					$ 14,786	$ 2,363																					$ 14,790	$ 2,364
Stock-based compensation																			(17)																				(17)
Family Trading facility beneficial conversion feature																			4,330																				4,330
Excess of consideration over acquired assets																			(22,260)																				(22,260)
Purchase of 10% of M/T Stenaweco Elegance																																(1,190)							(1,190)
Cancellation of fractional shares due to reverse stock splits																			(1)																				(1)
Balance (in shares) at Jun. 30, 2018						100,000,000					961,397,000
Balance at Jun. 30, 2018						$ 1					$ 9								401,930					(303,269)															98,671
Net loss																								(6,624)								5							(6,619)
Other comprehensive loss
Balance (in shares) at Dec. 31, 2018						100,000					1,150,873	[1]
Balance at Dec. 31, 2018						$ 1					$ 11	[1]							412,048	[1]				(307,779)															104,281
Net income (loss)												[1]								[1]				(628)															(628)
Issuance of stock (in shares)		27,129										[1]
Issuance of stock		$ 27,129										[1]								[1]
Stock-based compensation																			(17)	[1]																			(17)
Balance (in shares) at Jun. 30, 2019		28,158				100,000					1,542,355	[1]
Net loss												[1]								[1]				(628)															(628)
Issuance of common stock due to exercise of Warrants (Note 9) (in shares)									97,350	294,132
Issuance of common stock due to exercise of Warrants (Note 9)									$ 1	$ 3					$ 1,292		$ 2,672																				$ 1,293	$ 2,675
Deemed dividend for Series E convertible perpetual preferred stock's feature as part of exchange (Note 7 & 12)												[1]							(9,570)	[1]																			(9,570)
Deemed dividend equivalents on Series E Shares related to redemption value (Note 12)		4,223										[1]							(4,223)	[1]																			(4,223)
Beneficial conversion feature of Series E convertible perpetual preferred stock (Note 12)		(9,339)										[1]							9,339	[1]																			9,339
Deemed dividend for Series E Shares (Note 12)		9,339										[1]								[1]
Repurchase of beneficial conversion feature with debt extinguishment (Note 7)												[1]							(8,518)	[1]																			(8,518)
Reversal of equity offering costs not payable												[1]							1,500	[1]																			1,500
Dividends in kind of Series E shares (in shares)		1,029										[1]
Dividends in kind of Series E shares		$ 1,029										[1]							1,029	[1]																			1,029
Dividends in kind of Series E shares		(1,029)										[1]							(1,029)	[1]																			(1,029)
Other comprehensive loss												[1]								[1]							(1,388)												(1,388)
Balance at Jun. 30, 2019		$ 32,381				$ 1					$ 15	[1]							$ 403,494	[1]				$ (308,407)			$ (1,388)												$ 93,715

[1]	Adjusted to reflect the reverse stock splits effected in August 2019 (see Note 9)